UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2021
MFS®  Government Markets Income Trust
MGF-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Government Markets Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Government Markets Income Trust
New York Stock Exchange Symbol: MGF

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
July 16, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Mortgage-Backed Securities	42.5%
U.S. Treasury Securities	25.4%
Investment Grade Corporates	14.5%
Emerging Markets Bonds	5.6%
Municipal Bonds	4.2%
Commercial Mortgage-Backed Securities	3.9%
Collateralized Debt Obligations	1.4%
U.S. Government Agencies	0.8%
High Yield Corporates	0.5%
Non-U.S. Government Bonds	0.1%
Asset-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	3.8%
AA	3.6%
A	9.3%
BBB	11.0%
BB	1.3%
B	0.8%
U.S. Government	33.5%
Federal Agencies	43.3%
Not Rated	(7.6)%
Cash & Cash Equivalents	(7.2)%
Other	8.2%
Portfolio facts (i)
Average Duration (d)	5.7
Average Effective Maturity (m)	7.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held

Portfolio Composition - continued
all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of May 31, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead and U.S. Government Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1993.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	May 2021	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	May 2021	Investment Officer of MFS; employed in the investment management area of MFS since 2001.
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2000.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Effective May 31, 2021, Neeraj Arora and Alexander Mackey were added as Portfolio Managers of the fund. Effective June 30, 2021, Ward Brown, Robert Persons, and Matt Ryan were no longer Portfolio Managers of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 7.25% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 106.7%
U.S. Bonds – 100.0%
Aerospace & Defense – 0.5%
Boeing Co., 1.433%, 2/04/2024	$750,000	$ 752,683
Asset-Backed & Securitized – 5.4%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.7% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$250,000	$ 250,026
Arbor Realty Trust, Inc., FLR, 1.601% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	175,500	175,445
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.151% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	132,743	132,660
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.646%, 2/15/2054 (i)	998,877	125,602
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.387%, 2/15/2054 (i)	1,989,246	189,926
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)	1,173,344	101,872
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	1,597,962	110,940
BPCRE Holder LLC, FLR, 0.951% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	113,500	113,429
BPCRE Holder LLC, FLR, 1.65% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	100,000	99,937
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.401% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	345,000	345,001
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053	375,000	399,524
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	99,854	103,267
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	134,582	145,467
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.876%, 12/15/2072 (i)(n)	1,437,625	89,575
COMM 2013-WWP Mortgage Trust, 3.897%, 3/10/2031 (n)	564,000	594,744
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	71,681	70,009
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	180,339	178,065
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 1.925%, 12/15/2053	134,000	131,493
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.338%, 2/15/2054 (i)	1,536,940	159,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)	$999,732	$ 60,639
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	177,000	191,096
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	322,075
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	32,780	32,782
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	245,853	261,920
LoanCore Ltd., 2021-CRE5, “AS”, 1.851%, 7/15/2036 (n)(w)	283,500	283,500
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.69% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	454,942
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	173,500	173,337
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.551% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	279,500	279,238
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.8% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	229,000	230,717
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	66,046
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.857%, 12/15/2051 (i)	1,667,002	88,990
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	739,539	72,852
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 0.984% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	162,334	162,294
PFP III Ltd., 2021-7, “AS”, FLR, 1.248% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	311,500	310,722
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.383% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	382,462
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	207,878	230,169
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.944%, 1/15/2052 (i)(n)	984,301	58,366
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	590,926	638,814
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	137,000	136,189
		$7,953,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$ 240,225
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	118,194
Toyota Motor Credit Corp., 3.375%, 4/01/2030	320,000	353,264
		$711,683
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$ 254,327
Walt Disney Co., 3.5%, 5/13/2040	612,000	651,678
		$906,005
Brokerage & Asset Managers – 0.3%
Raymond James Financial, 4.65%, 4/01/2030	$374,000	$ 443,856
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$ 89,975
Business Services – 0.4%
Visa, Inc., 1.9%, 4/15/2027	$620,000	$ 642,388
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$ 275,189
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	107,962
		$383,151
Computer Software - Systems – 0.1%
Apple, Inc., 4.375%, 5/13/2045	$121,000	$ 147,569
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$ 167,365
Electronics – 0.6%
Broadcom, Inc., 4.75%, 4/15/2029	$750,000	$ 857,838
Energy - Integrated – 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$ 740,161
Food & Beverages – 1.9%
Campbell Soup Co., 3.125%, 4/24/2050	$366,000	$ 344,738
Constellation Brands, Inc., 4.65%, 11/15/2028	1,500,000	1,747,353
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	691,642
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	47,750
		$2,831,483

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	$26,000	$ 26,106
Howard University, Washington D.C., 2.738%, 10/01/2022	28,000	28,630
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	31,924
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	34,040
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	43,129
		$163,829
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$ 832,070
Insurance - Property & Casualty – 0.2%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$ 128,707
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	99,000	103,372
		$232,079
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$ 679,777
Major Banks – 2.2%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$ 190,413
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032	750,000	760,447
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	253,973
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR + 1.25%) to 4/22/2032	750,000	755,692
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	477,826
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	588,000	647,499
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	148,664
		$3,234,514
Medical & Health Technology & Services – 1.7%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$ 167,763
HCA, Inc., 4.125%, 6/15/2029	785,000	878,850
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	123,882
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	774,373
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	297,212
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	207,920
		$2,450,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – 42.3%
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	$458,159	$ 533,646
Fannie Mae, 2.152%, 1/25/2023	206,788	210,600
Fannie Mae, 2.41%, 5/01/2023	116,586	120,024
Fannie Mae, 2.55%, 5/01/2023	100,110	103,270
Fannie Mae, 3.78%, 10/01/2023	59,307	62,961
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	1,911,802	2,055,453
Fannie Mae, 2.7%, 7/01/2025	200,000	215,129
Fannie Mae, 3.43%, 6/01/2026	184,228	203,960
Fannie Mae, 3.59%, 9/01/2026	67,937	75,876
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	3,939,822	4,303,940
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	2,696,865	2,854,788
Fannie Mae, 4.96%, 6/01/2030	100,287	116,581
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	272,701	312,447
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	395,697	413,827
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	119,882	13,041
Fannie Mae, 3%, 2/25/2033 (i)	159,509	15,943
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,621,601	1,875,086
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	393,650	447,847
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	2,323,932	2,589,007
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	242,280	248,801
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	664,484	682,833
Fannie Mae, 2.75%, 9/25/2042	165,719	173,471
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	406,111	422,103
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	206,059	208,920
Freddie Mac, 2.355%, 7/25/2022	498,217	508,366
Freddie Mac, 2.51%, 11/25/2022	496,000	510,463
Freddie Mac, 3.32%, 2/25/2023	433,000	453,912
Freddie Mac, 3.06%, 7/25/2023	294,000	309,665
Freddie Mac, 3.458%, 8/25/2023	367,000	390,023
Freddie Mac, 0.88%, 4/25/2024 (i)	3,730,829	73,629
Freddie Mac, 0.605%, 7/25/2024 (i)	4,671,921	66,665
Freddie Mac, 3.064%, 8/25/2024	489,568	524,722
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	427,515	474,425
Freddie Mac, 2.67%, 12/25/2024	827,000	883,313
Freddie Mac, 2.811%, 1/25/2025	642,000	689,622
Freddie Mac, 3.329%, 5/25/2025	928,000	1,017,895
Freddie Mac, 3.01%, 7/25/2025	225,000	244,565
Freddie Mac, 3.3%, 10/25/2026	605,000	674,556
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	3,681,333	3,963,762
Freddie Mac, 1.368%, 3/25/2027 (i)	391,000	29,125
Freddie Mac, 0.576%, 7/25/2027 (i)	8,529,629	277,260
Freddie Mac, 0.431%, 8/25/2027 (i)	6,667,444	167,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.29%, 1/25/2028 (i)	$12,182,588	$ 239,589
Freddie Mac, 0.302%, 1/25/2028 (i)	5,017,477	101,557
Freddie Mac, 0.133%, 2/25/2028 (i)	14,140,003	146,865
Freddie Mac, 2.5%, 3/15/2028	46,332	47,537
Freddie Mac, 0.118%, 4/25/2028 (i)	9,056,093	87,950
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	2,599,376	2,758,941
Freddie Mac, 1.089%, 7/25/2029 (i)	1,261,295	99,636
Freddie Mac, 1.144%, 8/25/2029 (i)	2,559,548	211,793
Freddie Mac, 1.799%, 4/25/2030 (i)	600,527	86,644
Freddie Mac, 1.868%, 4/25/2030 (i)	1,277,474	191,537
Freddie Mac, 1.662%, 5/25/2030 (i)	612,877	82,739
Freddie Mac, 1.796%, 5/25/2030 (i)	1,389,954	202,258
Freddie Mac, 1.342%, 6/25/2030 (i)	559,633	61,504
Freddie Mac, 1.6%, 8/25/2030 (i)	633,757	84,586
Freddie Mac, 1.17%, 9/25/2030 (i)	314,905	31,228
Freddie Mac, 1.081%, 11/25/2030 (i)	789,331	72,991
Freddie Mac, 0.331%, 1/25/2031 (i)	2,865,158	79,143
Freddie Mac, 0.782%, 1/25/2031 (i)	873,865	60,751
Freddie Mac, 0.936%, 1/25/2031 (i)	663,744	54,038
Freddie Mac, 0.529%, 3/25/2031 (i)	2,287,208	103,477
Freddie Mac, 0.74%, 3/25/2031 (i)	973,113	65,285
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	217,222	256,737
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	249,743	289,322
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	1,030,676	1,176,244
Freddie Mac, 5.5%, 2/15/2036 (i)	40,242	7,403
Freddie Mac, 2%, 8/15/2036	391,339	397,509
Freddie Mac, 6.5%, 5/01/2037	45,254	52,997
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	262,352	287,425
Freddie Mac, 4.5%, 12/15/2040 (i)	13,230	1,252
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	501,849	584,231
Ginnie Mae, 5.7%, 8/20/2034	114,083	130,791
Ginnie Mae, 5.893%, 1/20/2039	155,278	181,850
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	378,040	408,270
Ginnie Mae, 4.5%, 9/20/2041	146,921	162,466
Ginnie Mae, 3.5%, 10/20/2041 (i)	64,942	5,061
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	1,020,651	1,096,380
Ginnie Mae, 2.5%, 6/20/2042 - 12/20/2050	582,084	603,657
Ginnie Mae, 4%, 8/16/2042 (i)	62,544	8,786
Ginnie Mae, 2.25%, 9/20/2043	74,763	76,238
Ginnie Mae, 3%, 4/20/2045 - 10/20/2048	1,186,738	1,249,983
Ginnie Mae, 5.87%, 4/20/2058	6,060	7,018
Ginnie Mae, 0.562%, 2/16/2059 (i)	252,689	11,147

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 7/15/2051	$1,770,815	$ 1,832,065
Ginnie Mae, TBA, 3%, 6/15/2051	1,850,000	1,929,888
Ginnie Mae, TBA, 3.5%, 6/15/2051	1,375,000	1,444,208
Ginnie Mae, TBA, 4%, 6/15/2051	150,000	159,111
Ginnie Mae, TBA, 2%, 7/15/2051	275,000	279,141
UMBS, TBA, 1.5%, 6/17/2036	150,000	151,822
UMBS, TBA, 2.5%, 6/17/2036 - 7/14/2051	4,075,000	4,216,017
UMBS, TBA, 2%, 6/25/2036 - 7/25/2051	7,700,000	7,776,361
UMBS, TBA, 3%, 6/14/2051 - 8/25/2051	2,575,000	2,687,422
		$61,860,340
Municipals – 4.2%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$750,000	$ 770,595
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	50,000	50,038
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	155,000	156,637
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	110,000	112,280
Chicago, IL, General Obligation, “C”, AGM, 6.207%, 1/01/2036	1,010,000	1,342,694
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	291,000	294,777
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	240,000	251,865
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	20,000	20,668
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	1,182,000	1,168,731
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	51,589
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	1,191,540
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	195,000	198,741
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	470,000	456,422
		$6,066,577
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$ 153,650
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$ 96,020

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Retailers – 0.5%
Home Depot, Inc., 2.7%, 4/15/2030		$700,000	$ 737,622
Specialty Stores – 0.5%
TJX Cos., Inc., 3.75%, 4/15/2027		$600,000	$ 672,903
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044		$158,000	$ 208,143
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	100,000	126,050
			$334,193
Telecommunications - Wireless – 0.8%
Crown Castle International Corp., 3.25%, 1/15/2051		$464,000	$ 436,989
T-Mobile USA, Inc., 4.375%, 4/15/2040		650,000	727,227
			$1,164,216
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)		$34,000	$ 37,305
U.S. Government Agencies and Equivalents – 0.8%
AID Tunisia, 2.452%, 7/24/2021		$235,000	$ 235,291
Small Business Administration, 6.44%, 6/01/2021		3,409	3,410
Small Business Administration, 6.625%, 7/01/2021		4,046	4,059
Small Business Administration, 5.52%, 6/01/2024		30,829	32,346
Small Business Administration, 2.21%, 2/01/2033		124,281	127,526
Small Business Administration, 2.22%, 3/01/2033		187,069	191,684
Small Business Administration, 3.15%, 7/01/2033		165,042	175,106
Small Business Administration, 3.62%, 9/01/2033		153,037	165,477
Tennessee Valley Authority, 0.75%, 5/15/2025		268,000	269,913
			$1,204,812
U.S. Treasury Obligations – 33.4%
U.S. Treasury Bonds, 2.25%, 2/15/2027		$1,921,000	$ 2,055,920
U.S. Treasury Bonds, 5.25%, 2/15/2029		48,000	61,691
U.S. Treasury Bonds, 0.625%, 5/15/2030		800,000	738,844
U.S. Treasury Bonds, 4.75%, 2/15/2037		336,000	465,531
U.S. Treasury Bonds, 4.375%, 2/15/2038		1,109,000	1,487,403
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		4,503,100	6,178,394
U.S. Treasury Bonds, 3.125%, 2/15/2043		453,700	524,874
U.S. Treasury Bonds, 2.875%, 5/15/2043		1,697,100	1,887,493
U.S. Treasury Bonds, 2.5%, 2/15/2045		4,017,000	4,185,055
U.S. Treasury Bonds, 2.875%, 11/15/2046		3,470,000	3,872,303
U.S. Treasury Bonds, 3%, 2/15/2048		804,400	920,064
U.S. Treasury Notes, 1.75%, 6/15/2022		1,500,000	1,525,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.5%, 9/15/2022	$4,459,000	$ 4,538,948
U.S. Treasury Notes, 0.125%, 12/31/2022	1,530,000	1,530,239
U.S. Treasury Notes, 0.125%, 2/28/2023	1,171,500	1,171,454
U.S. Treasury Notes, 0.125%, 4/30/2023	3,940,200	3,938,969
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	615,902
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,146,729
U.S. Treasury Notes, 2.875%, 7/31/2025	3,100,000	3,389,051
U.S. Treasury Notes, 2%, 8/15/2025	98,000	103,650
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,417,000
		$48,755,354
Utilities - Electric Power – 0.5%
FirstEnergy Corp., 4.4%, 7/15/2027	$694,000	$ 756,631
Total U.S. Bonds		$ 146,059,491
Foreign Bonds – 6.7%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$ 17,893
Chile – 0.5%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$ 250,642
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	219,000
Transelec S.A., 4.25%, 1/14/2025	200,000	217,152
		$686,794
China – 0.7%
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	$294,000	$ 329,313
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)	240,000	262,460
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	501,000	509,386
		$1,101,159
Germany – 0.2%
Volkswagen Group of America Finance LLC, 2.7%, 9/26/2022 (n)	$260,000	$ 267,734
India – 0.7%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$ 292,444
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	358,964
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	412,124
		$1,063,532
Italy – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$ 374,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Kazakhstan – 0.3%
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	$350,000	$ 389,813
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$ 280,501
Malaysia – 0.3%
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	$386,000	$ 420,175
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$ 228,522
United Mexican States, 4.75%, 4/27/2032	324,000	369,198
		$597,720
Morocco – 0.2%
Kingdom of Morocco, 3%, 12/15/2032 (n)	$377,000	$ 362,342
Panama – 0.5%
Republic of Panama, 3.16%, 1/23/2030	$358,000	$ 374,561
Republic of Panama, 4.5%, 4/01/2056	297,000	328,251
		$702,812
Qatar – 0.3%
State of Qatar, 3.75%, 4/16/2030 (n)	$398,000	$ 451,016
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)	$309,000	$ 295,603
Saudi Arabian Oil Co., 1.625%, 11/24/2025 (n)	305,000	310,095
		$605,698
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	$470,000	$ 429,772
United Arab Emirates – 0.3%
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)	$429,000	$ 450,450
United Kingdom – 0.8%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$600,000	$ 675,692
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	273,677
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	283,190
		$1,232,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Uruguay – 0.3%
Oriental Republic of Uruguay, 4.375%, 1/23/2031	$350,000	$ 405,566
Total Foreign Bonds		$ 9,840,349
Total Bonds (Identified Cost, $147,315,701)		$ 155,899,840
Investment Companies (h) – 6.9%
Money Market Funds – 6.9%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $10,172,811)	10,172,811	$ 10,172,811
Other Assets, Less Liabilities – (13.6)%		(19,929,454)
Net Assets – 100.0%		$ 146,143,197

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,172,811 and $155,899,840, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,114,526, representing 8.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	118,279	EUR	99,066	State Street Bank Corp.	7/16/2021	$(2,966)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	65	$10,174,532	September - 2021	$6,899
U.S. Treasury Note 10 yr	Short	USD	8	1,055,500	September - 2021	408
						$7,307
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	4	$495,406	September - 2021	$(319)
U.S. Treasury Ultra Bond	Short	USD	1	185,250	September - 2021	(145)
						$(464)
At May 31, 2021, the fund had liquid securities with an aggregate value of $293,614 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $147,315,701)	$155,899,840
Investments in affiliated issuers, at value (identified cost, $10,172,811)	10,172,811
Receivables for
Investments sold	5,000
TBA sale commitments	1,964,861
Interest	706,633
Other assets	21,460
Total assets	$168,770,605
Liabilities
Payables for
Distributions	$48,317
Forward foreign currency exchange contracts	2,966
Net daily variation margin on open futures contracts	25,874
TBA purchase commitments	22,151,160
When-issued investments purchased	283,500
Payable to affiliates
Investment adviser	9,026
Administrative services fee	411
Transfer agent and dividend disbursing costs	3,168
Payable for independent Trustees' compensation	15,631
Accrued expenses and other liabilities	87,355
Total liabilities	$22,627,408
Net assets	$146,143,197
Net assets consist of
Paid-in capital	$149,105,336
Total distributable earnings (loss)	(2,962,139)
Net assets	$146,143,197
Shares of beneficial interest outstanding	32,586,290
Net asset value per share (net assets of $146,143,197 / 32,586,290 shares of beneficial interest outstanding)	$4.48
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,943,445
Dividends from affiliated issuers	2,720
Other	595
Total investment income	$1,946,760
Expenses
Management fee	$348,871
Transfer agent and dividend disbursing costs	28,576
Administrative services fee	14,979
Independent Trustees' compensation	4,994
Stock exchange fee	15,794
Custodian fee	6,628
Shareholder communications	34,798
Audit and tax fees	42,558
Legal fees	2,834
Miscellaneous	24,378
Total expenses	$524,410
Net investment income (loss)	$1,422,350
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$291,034
Futures contracts	1,016,428
Forward foreign currency exchange contracts	2,217
Foreign currency	456
Net realized gain (loss)	$1,310,135
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,832,778)
Futures contracts	49,101
Forward foreign currency exchange contracts	(2,966)
Translation of assets and liabilities in foreign currencies	20
Net unrealized gain (loss)	$(5,786,623)
Net realized and unrealized gain (loss)	$(4,476,488)
Change in net assets from operations	$(3,054,138)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20
Change in net assets
From operations
Net investment income (loss)	$1,422,350	$3,421,737
Net realized gain (loss)	1,310,135	1,542,791
Net unrealized gain (loss)	(5,786,623)	6,277,263
Change in net assets from operations	$(3,054,138)	$11,241,791
Distributions to shareholders	$(1,560,297)	$(3,646,570)
Tax return of capital distributions to shareholders	$—	$(7,690,275)
Distributions from other sources	$(3,920,392)	$—
Change in net assets from fund share transactions	$—	$(63,245)
Total change in net assets	$(8,534,827)	$(158,299)
Net assets
At beginning of period	154,678,024	154,836,323
At end of period	$146,143,197	$154,678,024
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$4.75	$4.75	$4.65	$5.08	$5.35	$5.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.12	$0.12	$0.14	$0.16(c)
Net realized and unrealized gain (loss)	(0.14)	0.25	0.32	(0.20)	(0.03)	(0.07)
Total from investment operations	$(0.10)	$0.35	$0.44	$(0.08)	$0.11	$0.09
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.11)	$(0.13)	$(0.14)	$(0.18)	$(0.20)
From tax return of capital	—	(0.24)	(0.21)	(0.21)	(0.20)	(0.21)
From other sources	(0.12)	—	—	—	—	—
Total distributions declared to shareholders	$(0.17)	$(0.35)	$(0.34)	$(0.35)	$(0.38)	$(0.41)
Net increase from repurchase of capital shares	$—	$0.00(w)	$—	$—	$—	$—
Net asset value, end of period (x)	$4.48	$4.75	$4.75	$4.65	$5.08	$5.35
Market value, end of period	$4.40	$4.64	$4.56	$4.36	$4.81	$5.06
Total return at market value (%)	(1.54)(n)	9.64	12.76	(2.05)	2.62	3.82
Total return at net asset value (%) (j)(r)(s)(x)	(2.07)(n)	7.75	10.13	(1.09)	2.50	1.84(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.70(a)	0.72	0.74	0.75	0.75	0.72(c)
Net investment income (loss)	1.90(a)	2.19	2.45	2.57	2.64	2.78(c)
Portfolio turnover	99(n)	142	48	21	32	41
Net assets at end of period (000 omitted)	$146,143	$154,678	$154,836	$151,533	$165,599	$174,396

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on

Notes to Financial Statements (unaudited) - continued
their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Notes to Financial Statements (unaudited) - continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$49,960,166	$—	$49,960,166
Non - U.S. Sovereign Debt	—	6,906,233	—	6,906,233
Municipal Bonds	—	6,066,577	—	6,066,577
U.S. Corporate Bonds	—	19,884,774	—	19,884,774
Residential Mortgage-Backed Securities	—	61,860,340	—	61,860,340
Commercial Mortgage-Backed Securities	—	5,741,714	—	5,741,714
Asset-Backed Securities (including CDOs)	—	2,211,728	—	2,211,728
Foreign Bonds	—	3,268,308	—	3,268,308
Mutual Funds	10,172,811	—	—	10,172,811
Total	$10,172,811	$155,899,840	$—	$166,072,651
Other Financial Instruments
Futures Contracts – Assets	$7,307	$—	$—	$7,307
Futures Contracts – Liabilities	(464)	—	—	(464)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,966)	—	(2,966)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$7,307	$(464)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	—	(2,966)
Total		$7,307	$(3,430)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,016,428	$—
Foreign Exchange	—	2,217
Total	$1,016,428	$2,217

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$49,101	$—
Foreign Exchange	—	(2,966)
Total	$49,101	$(2,966)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales

Notes to Financial Statements (unaudited) - continued
and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.
For the six months ended May 31, 2021, the amount of distributions estimated to be a tax return of capital was approximately $3,920,392 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/20
Ordinary income (including any short-term capital gains)	$3,646,570
Tax return of capital (b)	7,690,275
Total distributions	$11,336,845

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/21
Cost of investments	$161,313,480
Gross appreciation	5,123,880
Gross depreciation	(364,709)
Net unrealized appreciation (depreciation)	$ 4,759,171
As of 11/30/20
Capital loss carryforwards	(4,992,274)
Other temporary differences	(66,479)
Net unrealized appreciation (depreciation)	10,631,441
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(4,992,274)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund's average daily net assets. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2022. For the six months ended May 31, 2021, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 0.47% of the fund’s average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2022. For the six months ended May 31, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) - continued
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2021, these fees paid to MFSC amounted to $9,786.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 0.0201% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $360 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $15,631 at May 31, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$148,025,012	$150,988,876
Non-U.S. Government securities	7,628,912	3,228,130
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended May 31, 2021, there were no transactions in fund shares.

Notes to Financial Statements (unaudited) - continued
The fund repurchased 14,827 shares of beneficial interest during the year ended November 30, 2020 at an average price per share of $4.27 and a weighted average discount of 8.47% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/21		Year ended 11/30/20
	Shares	Amount	Shares	Amount
Capital shares repurchased	—	$—	(14,827)	$(63,245)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2021, the fund’s commitment fee and interest expense were $338 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,662,721	$25,861,106	$21,351,016	$—	$—	$10,172,811

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,720	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the

Notes to Financial Statements (unaudited) - continued
availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Report of Independent Registered Public Accounting Firm
To the Trustees and Shareholders of MFS Government Markets Income Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the “Trust”), including the portfolio of investments, as of May 31, 2021, and the related statements of operations and changes in net assets and the financial highlights for the six-month period ended May 31, 2021, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of November 30, 2020 (not presented herein), the related statements of operations for the year ended November 30, 2020 (not presented herein), the statements of changes in net assets for the years ended November 30, 2020 and November 30, 2019 (2019 not presented herein) and the financial highlights for each of the five years in the period ended November 30, 2020; and in our report dated January 14, 2021, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These interim financial statements and financial highlights are the responsibility of the Trust's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2021
We have served as the auditor of one or more of the MFS investment companies since 1924.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MGF

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Government Markets Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Government Markets Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Effective May 31, 2021, Neeraj Arora and Alexander Mackey are portfolio managers of the Fund. Effective June 30, 2021, Ward Brown, Robert Persons and Matt Ryan are no longer portfolio managers of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead and U.S. Government Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 1993.

Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	May 2021	Investment Officer of MFS; employed in the investment area of MFS since 2011.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 2005.

Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	May 2021	Investment Officer of MFS; employed in the investment area of MFS since 2001.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 1997.

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Government Markets Income Trust	Geoffrey Schechter	Bloomberg Barclays U.S. Credit Bond Index Bloomberg Barclays U.S. Government/Mortgage Bond Index
	Neeraj Arora[1]	JPMorgan Emerging Markets Bond Index Global
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	Alexander Mackey[1]	Bloomberg Barclays U.S. Credit Bond Index
	Robert Persons	Bloomberg Barclays U.S. Credit Bond Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global

[1]	Information is as of May 31, 2021.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of November 30, 2020. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Geoffrey Schechter	N
Neeraj Arora[1]	N
Ward Brown	N
Alexander Mackey[1]	N
Robert Persons	N
Matt Ryan	N

[1]	Information is as of May 31, 2021.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. The number and assets of these accounts were as follows as of November 30, 2020:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Geoffrey Schechter	14	$24.9 billion	4	$869.7 million	1	$260.9 million
Neeraj Arora[1]	6	$14.7 billion	4	$3.5 billion	5	$2.1 billion
Ward Brown	7	$10.3 billion	7	$4.4 billion	6	$2.0 billion
Alexander Mackey[1]	17	$36.8 billion	4	$2.7 billion	5	$434.0 million
Robert Persons	18	$34.9 billion	11	$5.1 billion	9	$1.5 billion
Matt Ryan	9	$14.1 billion	8	$4.8 billion	6	$2.0 billion

*	Includes the Fund
[1]	Information is as of May 31, 2021.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/20-12/31/20	0	N/A	0	3,258,629
1/01/21-1/31/21	0	N/A	0	3,258,629
2/01/21-2/28/21	0	N/A	0	3,258,629
3/01/21-3/31/21	0	N/A	0	3,258,629
4/01/21-4/30/21	0	N/A	0	3,258,629
5/01/21-5/31/21	0	N/A	0	3,258,629

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2020 plan year is 3,258,629.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2021

*	Print name and title of each signing officer under his or her signature.